Other Liabilities (Tables)	3 Months Ended
Jan. 31, 2019
Text block [abstract]
Summary of Other Liabilities
Other Liabilities[1]
(millions of Canadian dollars)	As at
	January 31 2019	October 31 2018
Accounts payable, accrued expenses, and other items	$4,717	$4,958
Accrued interest	1,262	1,283
Accrued salaries and employee benefits	2,163	3,344
Cheques and other items in transit	1,580	454
Current income tax payable	37	84
Deferred tax liabilities	187	175
Defined benefit liability	2,062	1,747
Liabilities related to structured entities	6,368	5,627

Provisions	1,515	1,502
Total	$19,891	$19,174

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.